Organization and Summary of Significant Accounting Policies Organization and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared by the Company's management in accordance with United States generally accepted accounting principles, or GAAP, and applicable rules and regulations of the Securities and Exchange Commission, or the SEC. The consolidated financial statements of MAA presented herein include the accounts of MAA, the Operating Partnership, and all other subsidiaries in which MAA has a controlling financial interest. MAA owns approximately 92.5% to 100% of all consolidated subsidiaries, including the Operating Partnership. The consolidated financial statements of MAALP presented herein include the accounts of MAALP and all other subsidiaries in which MAALP has a controlling financial interest. MAALP owns, directly or indirectly, 92.5% to 100% of all consolidated subsidiaries. In management's opinion, all adjustments necessary for a fair presentation of the consolidated financial statements have been included, and all such adjustments were of a normal recurring nature. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company invests in entities which may qualify as variable interest entities, or VIEs, and MAALP is considered a VIE. A VIE is a legal entity in which the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack the power to direct the activities of a legal entity as well as the obligation to absorb its expected losses or the right to receive its expected residual returns. MAALP is classified as a VIE, since the limited partners lack substantive kick-out rights and substantive participating rights. The Company consolidates all VIEs for which it is the primary beneficiary and uses the equity method to account for investments that qualify as VIEs but for which it is not the primary beneficiary. In determining whether the Company is the primary beneficiary of a VIE, management considers both qualitative and quantitative factors, including but not limited to, those activities that most significantly impact the VIE's economic performance and which party controls such activities. The Company uses the equity method of accounting for its investments in entities for which the Company exercises significant influence, but does not have the ability to exercise control. The factors considered in determining whether the Company has the ability to exercise control include ownership of voting interests and participatory rights of investors (see "Investment in Unconsolidated Affiliates" below).

Use of Estimates
Use of Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses to prepare these financial statements and notes in conformity with GAAP. Actual results could differ from those estimates.

Revenue Recognition and Real Estate Sales
Revenue Recognition and Real Estate Sales Gain Recognition

The Company primarily leases multifamily residential apartments under operating leases generally with terms of one year or less, which are recorded as operating leases. Rental lease revenues are recognized in accordance with Accounting Standards Codification, or ASC, 840, Leases, using a method that represents a straight-line basis over the term of the lease. Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. Other non-lease revenues are recognized in accordance with ASC, 605, Revenue Recognition, when such sources of revenue are earned, and the amounts are fixed and determinable. The Company records gains and losses on real estate sales in accordance with accounting standards governing the sale of real estate. For sale transactions meeting the requirements for the full accrual method, the Company removes the assets and liabilities from its Consolidated Balance Sheets and recognizes the gain or loss in the period the transaction closes.

Rental Costs
Rental Costs

Costs associated with rental activities are expensed as incurred and include advertising expenses, which were approximately$18.8 million, $13.0 million, and $13.5 million for the years ended December 31, 2017, 2016, and 2015, respectively.

Real Estate Assets and Depreciation and Amortization
Real Estate Assets and Depreciation and Amortization

Real estate assets are carried at depreciated cost and consist of land, buildings and improvements and other and development and capital improvements in progress (see "Development Costs" below). Repairs and maintenance costs are expensed as incurred, while significant improvements, renovations, and recurring capital replacements are capitalized and depreciated over their estimated useful lives. Recurring capital replacements typically include scheduled carpet replacement, new roofs, HVAC units, plumbing, concrete, masonry and other paving, pools and various exterior building improvements. In addition to these costs, the Company also capitalizes salary costs directly identifiable with renovation work. These expenditures extend the useful life of the property and increase the property’s fair market value. The cost of interior painting, vinyl flooring and blinds are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets

Development Costs
Development Costs

Development projects and the related carrying costs, including interest, property taxes, insurance and allocated direct development salary cost during the construction period, are capitalized and reported in the accompanying Consolidated Balance Sheets as "Development and capital improvements in progress" during the construction period. Interest is capitalized in accordance with accounting standards governing the capitalization of interest. Upon completion and certification for occupancy of individual buildings or floors within a development, amounts representing the completed portion of total estimated development costs for the project are transferred to "Land" and "Buildings and improvements and other" as real estate held for investment. Capitalization of interest, property taxes, insurance and allocated direct development salary costs cease upon the transfer. The assets are depreciated over their estimated useful lives. Total capitalized costs (including capitalized interest, salaries and real estate taxes) during the years ended December 31, 2017, 2016 and 2015 was approximately $11.0 million, $2.7 million and $2.3 million, respectively. Certain costs associated with the lease-up of development projects, including cost of model units, furnishings, signs and grand openings, are capitalized and amortized over their respective estimated useful lives. All other costs relating to renting development projects are expensed as incurred.

Acquisition of Real Estate Assets
Acquisition of Real Estate Assets

The Company adopted ASU 2017-01, Clarifying the Definition of a Business (Topic 805), effective January 1, 2017. Subsequent to the adoption of ASU 2017-01, most acquisitions of operating properties qualify as asset acquisitions rather than business combinations. Accordingly, the cost of the real estate acquired is allocated to the acquired tangible assets, consisting of land, buildings and improvements and other, and identified intangible assets, consisting of the value of in-place leases and other contracts, on a relative fair value basis.

The purchase price of an acquired property is allocated based on the relative fair value of the individual components as a proportion of the total assets acquired. The Company allocates the cost of the tangible assets of an acquired property by valuing the building as if it were vacant, based on management’s determination of the relative fair values of these assets. Management determines the as-if-vacant fair value of a building using methods similar to those used by independent appraisers. These methods include using stabilized net operating income, or NOI, and market specific capitalization and discount rates. In allocating the cost of identified intangible assets of an acquired property, the in-place leases are valued based on current rent rates and time and cost to lease a unit. Management concluded that the residential leases acquired in connection with each of its property acquisitions approximate at-market rates since the residential lease terms generally do not extend beyond one year.

For residential leases, the fair value of the in-place leases and resident relationships is amortized over 6 months, which represents the estimated remaining term of the tenant leases. For commercial leases, the fair value of in-place leases and resident relationships is amortized over the remaining term of the commercial leases. The amount of these lease intangibles included in "Other assets" totaled $11.2 million and $42.4 million as of December 31, 2017, and 2016, respectively. Accumulated amortization for these leases totaled $4.1 million and $7.3 million as of December 31, 2017 and 2016, respectively. The amortization of these intangibles recorded as "Depreciation and amortization expense" was $29.4 million, $8.7 million, and $5.0 million for the years ended December 31, 2017, 2016, and 2015, respectively. The estimated aggregate future amortization expense of in-place leases is approximately $2.8 million, $1.6 million, $0.8 million, $0.5 million, and $0.3 million for the years ended December 31, 2018, 2019, 2020, 2021, and 2022, respectively.

As a result of the adoption of ASU 2017-01, the Company believes most acquisitions of operating properties will qualify as asset acquisitions and associated transaction costs will be capitalized. Acquisition costs include appraisal fees, title fees, broker fees, and other legal costs to acquire the property.

Impairment of Long-lived Assets, including Goodwill
Impairment of Long-lived Assets

The Company accounts for long-lived assets in accordance with the provisions of accounting standards for the impairment or disposal of long-lived assets. Management periodically evaluates long-lived assets, including investments in real estate, for indicators that would suggest that the carrying amount of the assets may not be recoverable. The judgments regarding the existence of such indicators are based on factors such as operating performance, market conditions and legal factors. Long-lived assets, such as real estate assets, equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are separately presented in the Consolidated Balance Sheets and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group or a property classified as held for sale are presented separately in the appropriate asset and liability sections of the Consolidated Balance Sheets.

Loss Contingencies
Loss Contingencies

The outcomes of claims, disputes and legal proceedings are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. Management reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. When a loss contingency is not both probable and reasonably estimable, management does not accrue the loss. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then management discloses a reasonable estimate of the possible loss, or range of loss, if such reasonable estimate can be made. If the Company cannot make a reasonable estimate of the possible loss, or range of loss, then a statement to that effect is disclosed.

The assessment of whether a loss is probable or a reasonable possibility, and whether the loss or range of loss is reasonably estimable, often involves a series of complex judgments about future events. Among the factors considered in this assessment, are the nature of existing legal proceedings and claims, the asserted or possible damages or loss contingency (if reasonably estimable), the progress of the matter, existing law and precedent, the opinions or views of legal counsel and other advisers, management's experience in similar matters, the facts available to management at the time of assessment, and how the Company intends to respond, or has responded, to the proceeding or claim. Management's assessment of these factors may change over time as individual proceedings or claims progress. For matters where management is not currently able to reasonably estimate a range of reasonably possible loss, the factors that have contributed to this determination may include the following: (i) the damages sought are indeterminate; (ii) the proceedings are in the early stages; (iii) the matters involve novel or unsettled legal theories or a large or uncertain number of actual or potential cases or parties; and/or (iv) discussions with the parties in matters that are expected ultimately to be resolved through negotiation and settlement have not reached the point where management believes a reasonable estimate of loss, or range of loss, can be made. The Company believes that there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including a possible eventual loss or business impact, if any.

Undeveloped Land
Undeveloped Land

Undeveloped land includes sites intended for future multifamily developments, sites for future commercial development and sites intended for residential use, which are carried at the lower of cost or fair value in accordance with GAAP and any costs incurred prior to commencement of pre-development activities are expensed as incurred.

Investment in Real Estate Joint Ventures
Investment in Unconsolidated Affiliates

Immediately prior to the effective date of the Merger, Post Properties was an investor, together with other institutional investors, in a limited liability company, or the Apartment LLC, that indirectly owned one apartment community, Post Massachusetts Avenue, located in Washington, D.C.  Post Properties owned a 35.0% equity interest in the unconsolidated joint venture, which was retained by MAA immediately following the close of the Merger and as of December 31, 2017. The Company provides property and asset management services to the Apartment LLC for which it earns fees. The joint venture was determined to be a VIE, but the Company is not designated as a primary beneficiary. As a result, the Company accounts for its investment in the Apartment LLC using the equity method of accounting as the Company is able to exert significant influence over the joint venture but does not have a controlling interest. At December 31, 2017, the Company's investment in the Apartment LLC totaled $45.0 million.

During September 2017, a subsidiary of the Operating Partnership entered into a limited partnership together with a general partner and other limited partners to form Real Estate Technology Ventures, L.P. The Operating Partnership indirectly owns 31.0% of the limited partnership. The limited partnership was determined to be a VIE, but the Company is not designated as a primary beneficiary. As a result, the Company accounts for its investment in the limited partnership using the equity method of accounting as the investment is considered more than minor. At December 31, 2017, the Company's investment in the limited partnership totaled $1.5 million. The Company is committed to make additional capital contributions totaling $13.5 million if and when called by the general partner of the limited partnership prior to September 2022.

Cash and Cash Equivalents	Cash and Cash Equivalents Investments in money market accounts and certificates of deposit with original maturities of three months or less are considered to be cash equivalents.
Restricted Cash
Restricted Cash

Restricted cash consists of security deposits required to be held separately, escrow deposits held by lenders for property taxes, insurance, debt service, and replacement reserves, and exchanges under Section 1031(b) of the Internal Revenue Code of 1986, as amended, or the Code. Section 1031(b) exchanges are treated as investing activities in the Consolidated Statements of Cash Flows.

Other Assets
Other Assets

Other assets consist primarily of receivables and deposits from residents, the value of derivative contracts, deferred rental concessions, deferred financing costs relating to lines of credit, and other prepaid expenses. Also included in other assets are the fair market value of in-place leases and resident relationships, net of accumulated amortization

Accrued Expenses and Other Liabilities
Accrued Expenses and Other Liabilities

Accrued expenses consist of accrued dividends payable, accrued real estate taxes, accrued interest payable, accrued loss contingencies, accounts payable, fair market value of interest rate swaps (see Note 7), security deposits not related to restricted cash, other accrued expenses, and unearned income. Significant accruals include accrued dividends payable of $108.7 million and $102.4 million at December 31, 2017 and 2016, respectively; accrued real estate taxes of $99.6 million and $97.6 million at December 31, 2017 and 2016, respectively; unearned income of $40.8 million and $39.4 million at December 31, 2017 and 2016, respectively; accrued loss contingencies of $32.1 million and $42.1 million at December 31, 2017 and 2016, respectively; security deposits of $19.1 million and $18.8 million at December 31, 2017 and 2016, respectively; and accrued interest payable of $18.1 million and $19.1 million at December 31, 2017 and 2016, respectively.

Self Insurance
Self-Insurance

The Company is self-insured for workers' compensation claims up to $500,000 and for general liability claims up to $100,000. The Company accrues for expected liabilities less than these amounts based on third party actuarial estimates of ultimate losses.

Income Taxes	Income Taxes
Fair value of derivative financial instruments
Fair Value Measurements

The Company applies the guidance in ASC Topic 820, Fair Value Measurements and Disclosures, to the valuation of real estate assets recorded at fair value, if any; to its impairment valuation analysis of real estate assets; to its disclosure of the fair value of financial instruments, principally indebtedness; and to its derivative financial instruments.  Fair value disclosures required under ASC Topic 820 are summarized in Note 7 utilizing the following hierarchy:

Level 1 - Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the assets or liability.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

The following table provides a brief description of recent accounting pronouncements that could have a material effect on the Company's consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers
The ASU establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services as outlined in a five-step model whereby revenue is recognized as performance obligations within a contract are satisfied. Income from lease contracts is specifically excluded from this ASU.
The ASU is effective for annual reporting periods beginning after December 15, 2017 Early adoption is permitted.
The amendments may be applied using the full retrospective transition method or by using the modified retrospective transition method with a cumulative effect recognized as of the date of initial application. The Company adopted ASU 2014-09 effective January 1, 2018, using the modified retrospective approach. The majority of the Company's revenue is derived from real estate lease contracts, which falls outside the scope of the ASU. The Company has completed its analysis of non-lease related revenues. The adoption of the ASU does not have a material impact on the Company's consolidated financial statements or to the Company's internal accounting policies. The guidance does require additional disclosures regarding the nature and timing of the Company's revenue transactions upon adoption.

ASU 2016-02, Leases
The ASU amends existing accounting standards for lease accounting and establishes the principles for lease accounting for both the lessee and lessor. The amendment requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendment also requires certain quantitative and qualitative disclosures about leasing arrangements.
The ASU is effective for annual reporting periods beginning after December 15, 2018; however, early adoption is permitted.
The standard must be adopted using a modified retrospective transition and provides for certain practical expedients. Transition will require application of the new guidance at the beginning of the earliest comparative period presented. Management is currently evaluating the impact the standard will have on the consolidated financial statements and related disclosures upon adoption. The Company plans to adopt the ASU effective January 1, 2019.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)
The ASU clarifies how several specific cash receipts and cash payments are to be presented and classified on the statement of cash flows, including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration made after a business combination, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of predominance principle.
The ASU is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted.
Each amendment in this standard must be applied prospectively, retrospectively, or as of the beginning of the earliest comparative period presented in the year of adoption, depending on the type of amendment. The Company adopted ASU 2016-15 as of January 1, 2018. Management has determined three of the eight transactions in the update are relevant to MAA and its cash flows, including: 1) debt prepayment or debt extinguishment costs, 2) proceeds from the settlement of insurance claims and 3) distributions received from equity method investees. Management performed an analysis and determined only the change in classification of debt prepayment or debt extinguishment costs, which is currently reported in operating activities, will have a significant impact on the consolidated statements of cash flows. Upon adoption in the first quarter of 2018, $1.7 million of cash outflows for debt prepayment or extinguishment costs currently reported in net cash provided by operating activities for the year ended December 31, 2017, will be re-classified to and reported in net cash used in financing activities.

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (A Consensus of the FASB Emerging Issues Task Force)	The ASU requires restricted cash to be presented with cash and cash equivalents when reconciling the beginning and ending amounts in the consolidated statements of cash flows.	The ASU is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted.
The update should be applied retrospectively to each period presented. The Company adopted ASU 2016-18 as of January 1, 2018. The Company currently reports the change in restricted cash within the operating and investing activities in the consolidated statements of cash flows. Upon adoption in the first quarter of 2018, cash and cash equivalents reported in the consolidated statements of cash flows for the year ended December 31, 2017 will increase by approximately $78.1 million to reflect the restricted cash balances. Additionally, net cash used in investing activities will decrease by $10.6 million for the year ended December 31, 2017.

ASU 2017-12, Derivatives and Hedging (Topic 815)	The ASU clarifies hedge accounting requirements, improves disclosure of hedging arrangements, and better aligns risk management activities and financial reporting for hedging relationships.	The ASU is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted.
The standard should be adopted using a modified retrospective approach. This adoption method will require the Company to recognize the cumulative effect of initially applying ASU 2017-12 as an adjustment to accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings. The Company elected to early adopt the ASU as of January 1, 2018. Management has completed its assessment of the impact the standard has on the Company's consolidated financial statements and related disclosures. Adoption of the ASU does not have a material impact on the consolidated financial statements or the Company's internal accounting policies.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The Company utilizes certain derivative financial instruments, primarily interest rate swaps and interest rate caps, during the normal course of business to manage, or hedge, the interest rate risk associated with our variable rate debt or as hedges in anticipation of future debt transactions to manage well-defined interest rate risk associated with the transaction.

Additionally, the 867,846 shares of MAA's Series I preferred stock issued as consideration in the Merger are redeemable, at the Company's option, beginning on October 1, 2026, at the redemption price of $50 per share (see Note 9). The redemption feature embedded in the preferred stock was evaluated in accordance with ASC 815, Derivatives and Hedging, and the Company determined that it was required to bifurcate the value associated with the redemption feature from the host instrument, the perpetual preferred shares. The redemption feature embedded in the MAA Series I preferred stock is reported as a derivative asset in "Other assets" in the accompanying Consolidated Balance Sheets at its fair value and will be adjusted to its fair value at each reporting date, with a corresponding adjustment to "Other non-operating income (expense)".